Investments in associates and joint ventures (Tables)	6 Months Ended
Jun. 30, 2026
Investments in associates and joint ventures
Schedule of investment entities

	June 30,	December 31,
	2026	2025
	(Unaudited)
Joint ventures
Interligação Elétrica do Madeira S.A.	1,633	1,658
Transmissora Aliança de Energia Elétrica S.A.	1,404	1,434
Equion Energía Limited	1,026	1,077
Interligação Elétrica Ivaí S.A.	494	473
Interligação Elétrica Garanhuns S.A.	477	466
Interligação Elétrica Paraguaçu S.A.	347	347
Interligação Elétrica Aimorés S.A.	237	235
Conexión Kimal Lo Aguirre S.A.	233	164
Ecodiesel Colombia S.A.	88	83
Consorcio Eléctrico Yapay S.A.	29	25
Transnexa S.A. E.M.A.	9	9
PA Energía para la paz	9	9
Interconexión Eléctrica Colombia Panamá S.A.	3	6
Derivex S.A. and others (1)	1	1
	5,990	5,987
Less impairment:
Equion Energía Limited	(393)	(393)
Transnexa S.A. E.M.A.	(9)	(9)
	5,588	5,585
Associates
Gases del Caribe S.A. E.S.P.	1,525	1,518
ATP Tower Holdings	602	655
Gas Natural del Oriente S.A. E.S.P.	145	153
Gases de la Guajira S.A. E.S.P.	72	72
E2 Energía Eficiente S.A. E.S.P.	33	33
Extrucol S.A.	29	29
Serviport S.A.	9	9
Sociedad Portuaria Olefinas	4	3
	2,419	2,472
Less impairment: Serviport S.A.	(9)	(9)
	2,410	2,463
	7,998	8,048
(1)	Includes investments in Parques de Rio and Interconexión Eléctrica Colombia Panamá S.A.S. E.S.P.

Schedule of movement of investments in associates and joint ventures

	Associates	Join ventures	Total
Balance as of December 31, 2025	2,463	5,585	8,048
Capital contributions	—	1	1
Effects of equity method through:
Profit or loss	89	329	418
Other comprehensive income	(55)	(241)	(296)
Dividends declared (1)	(87)	(156)	(243)
Balance as of June 30, 2026 (Unaudited)	2,410	5,588	7,998
(1)	During 2026, the Ecopetrol Group received cash dividends of $251 from its investments in associates and joint ventures.

	Associates	Join ventures	Total
Balance as of December 31, 2024	2,579	6,073	8,652
Capital contributions	—	6	6
Effects of equity method through:
Profit or loss	145	565	710
Other comprehensive income	(81)	(590)	(671)
Dividends declared	(180)	(469)	(649)
Balance as of December 31, 2025	2,463	5,585	8,048